Schedule aged analysis of trade receivables (Details) - Alps Global Holding Berhad [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	$ 74,016	$ 20,887
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	27,218	4,237
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	952	2,682
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	12,461
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 33,385	$ 13,968